Quarterly Holdings Report
for
Fidelity® SAI U.S. Low Volatility Index Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV1-NPRT3-0922
1.9866137.107
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	6,910,488	129,778,965
Verizon Communications, Inc.	4,495,398	207,642,434
		337,421,399
Entertainment - 0.7%
Activision Blizzard, Inc.	780,704	62,417,285
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	1,045,971	121,667,347
Media - 0.3%
Cable One, Inc. (b)	5,169	7,116,059
Omnicom Group, Inc.	221,675	15,481,782
		22,597,841
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. (a)	638,044	91,278,575
TOTAL COMMUNICATION SERVICES		635,382,447
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.1%
Gentex Corp.	257,030	7,253,387
Distributors - 0.2%
Pool Corp.	40,255	14,399,214
Diversified Consumer Services - 0.1%
Service Corp. International (b)	179,212	13,344,126
Hotels, Restaurants & Leisure - 3.0%
Domino's Pizza, Inc.	39,542	15,504,814
McDonald's Corp.	812,043	213,867,765
Yum China Holdings, Inc. (b)	465,253	22,662,474
Yum! Brands, Inc.	43,921	5,382,079
		257,417,132
Household Durables - 0.0%
Helen of Troy Ltd. (a)	26,230	3,509,312
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (a)	429,705	57,988,690
Multiline Retail - 0.7%
Dollar General Corp.	251,800	62,554,674
Specialty Retail - 2.8%
AutoZone, Inc. (a)	21,628	46,227,471
The Home Depot, Inc.	577,819	173,888,850
TJX Companies, Inc. (b)	398,907	24,397,152
		244,513,473
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. Class B	1,260,972	144,910,902
TOTAL CONSUMER DISCRETIONARY		805,890,910
CONSUMER STAPLES - 7.6%
Beverages - 0.8%
PepsiCo, Inc.	423,170	74,037,823
Food & Staples Retailing - 1.6%
Walmart, Inc.	1,063,604	140,448,908
Food Products - 1.5%
Flowers Foods, Inc.	215,944	6,134,969
General Mills, Inc.	421,342	31,512,168
Hormel Foods Corp. (b)	306,602	15,127,743
McCormick & Co., Inc. (non-vtg.)	250,155	21,851,039
The Hershey Co.	157,998	36,017,224
The J.M. Smucker Co.	117,760	15,582,003
		126,225,146
Household Products - 3.7%
Church & Dwight Co., Inc. (b)	246,489	21,683,637
Colgate-Palmolive Co.	96,110	7,567,701
Kimberly-Clark Corp.	366,006	48,235,931
Procter & Gamble Co.	1,591,065	221,014,839
The Clorox Co. (b)	133,729	18,968,121
		317,470,229
TOTAL CONSUMER STAPLES		658,182,106
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Chesapeake Energy Corp. (b)	113,262	10,665,883
Chevron Corp. (b)	455,188	74,550,691
Coterra Energy, Inc. (b)	884,129	27,045,506
DT Midstream, Inc.	105,120	5,784,754
Kinder Morgan, Inc. (b)	2,119,137	38,123,275
The Williams Companies, Inc.	1,320,393	45,012,197
		201,182,306
FINANCIALS - 9.4%
Banks - 0.9%
Commerce Bancshares, Inc. (b)	120,091	8,345,124
First Financial Bankshares, Inc. (b)	133,725	5,907,971
U.S. Bancorp	1,354,384	63,926,925
		78,180,020
Capital Markets - 3.4%
Cboe Global Markets, Inc.	115,891	14,298,632
CME Group, Inc.	390,561	77,909,108
FactSet Research Systems, Inc.	41,075	17,649,106
Houlihan Lokey	55,035	4,653,760
Intercontinental Exchange, Inc.	587,567	59,925,958
MarketAxess Holdings, Inc. (b)	39,657	10,738,322
NASDAQ, Inc.	122,076	22,083,548
S&P Global, Inc.	241,928	91,189,921
		298,448,355
Insurance - 5.1%
Allstate Corp. (b)	296,820	34,719,035
Arthur J. Gallagher & Co.	226,530	40,546,605
Assurant, Inc.	61,918	10,883,946
Brown & Brown, Inc.	254,804	16,587,740
Chubb Ltd.	440,430	83,082,715
Erie Indemnity Co. Class A	27,105	5,512,073
Marsh & McLennan Companies, Inc.	526,549	86,332,974
Progressive Corp.	635,077	73,071,960
RLI Corp.	43,311	4,763,344
The Travelers Companies, Inc.	262,116	41,597,809
W.R. Berkley Corp.	227,651	14,235,017
Willis Towers Watson PLC	129,539	26,806,801
		438,140,019
TOTAL FINANCIALS		814,768,394
HEALTH CARE - 16.1%
Biotechnology - 0.2%
Amgen, Inc.	83,583	20,684,285
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	544,111	31,917,551
Medtronic PLC	1,349,081	124,816,974
ResMed, Inc.	151,973	36,552,546
STERIS PLC (b)	104,313	23,538,228
		216,825,299
Health Care Providers & Services - 3.0%
Chemed Corp. (b)	16,730	8,048,636
UnitedHealth Group, Inc.	458,533	248,680,787
		256,729,423
Life Sciences Tools & Services - 0.8%
Danaher Corp.	219,793	64,063,066
Pharmaceuticals - 9.6%
Eli Lilly & Co.	758,843	250,182,949
Johnson & Johnson	1,541,912	269,094,482
Merck & Co., Inc.	2,496,620	223,048,031
Zoetis, Inc. Class A	493,417	90,073,273
		832,398,735
TOTAL HEALTH CARE		1,390,700,808
INDUSTRIALS - 7.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	2,628	595,689
L3Harris Technologies, Inc.	204,641	49,107,701
Lockheed Martin Corp.	263,389	108,993,002
Northrop Grumman Corp.	151,082	72,353,170
		231,049,562
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	141,259	15,637,371
Expeditors International of Washington, Inc.	170,545	18,120,406
		33,757,777
Building Products - 0.1%
Lennox International, Inc. (b)	35,106	8,408,940
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	226,955	31,469,580
Rollins, Inc. (b)	245,970	9,487,063
Waste Management, Inc.	418,223	68,822,777
		109,779,420
Construction & Engineering - 0.1%
MDU Resources Group, Inc.	220,986	6,313,570
Industrial Conglomerates - 1.0%
3M Co.	620,624	88,898,182
Machinery - 1.0%
Graco, Inc.	184,705	12,404,788
Otis Worldwide Corp.	461,813	36,099,922
PACCAR, Inc.	362,066	33,136,280
Toro Co. (b)	114,006	9,803,376
		91,444,366
Professional Services - 1.1%
Booz Allen Hamilton Holding Corp. Class A	144,814	13,899,248
CoStar Group, Inc. (a)	288,061	20,910,348
Exponent, Inc.	56,631	5,690,849
FTI Consulting, Inc. (a)(b)	37,261	6,094,409
Leidos Holdings, Inc.	152,509	16,318,463
Science Applications International Corp.	61,879	5,994,219
Verisk Analytics, Inc.	168,073	31,975,888
		100,883,424
Road & Rail - 0.1%
Landstar System, Inc. (b)	38,423	6,016,273
Trading Companies & Distributors - 0.1%
Watsco, Inc.	34,442	9,435,386
TOTAL INDUSTRIALS		685,986,900
INFORMATION TECHNOLOGY - 25.3%
IT Services - 7.6%
Accenture PLC Class A	151,131	46,285,380
Akamai Technologies, Inc. (a)	176,570	16,989,565
Amdocs Ltd. (b)	135,429	11,790,449
Automatic Data Processing, Inc.	456,470	110,064,046
Broadridge Financial Solutions, Inc.	126,899	20,373,634
Concentrix Corp. (b)	44,742	5,984,690
Fiserv, Inc. (a)	645,736	68,241,380
Jack Henry & Associates, Inc.	79,140	16,442,918
MasterCard, Inc. Class A	120,271	42,550,677
Maximus, Inc.	67,292	4,498,470
Paychex, Inc. (b)	348,916	44,758,944
VeriSign, Inc. (a)	100,782	19,063,923
Visa, Inc. Class A (b)	1,195,617	253,602,322
		660,646,398
Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	4,425,109	160,675,708
Texas Instruments, Inc.	1,003,634	179,540,086
		340,215,794
Software - 9.5%
Black Knight, Inc. (a)	168,778	11,085,339
Check Point Software Technologies Ltd. (a)	112,565	14,025,599
Citrix Systems, Inc.	135,538	13,744,909
Microsoft Corp.	2,247,422	630,941,252
Oracle Corp.	1,653,626	128,718,248
Tyler Technologies, Inc. (a)	44,529	17,767,071
		816,282,418
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	2,276,187	369,903,149
TOTAL INFORMATION TECHNOLOGY		2,187,047,759
MATERIALS - 4.2%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	240,943	59,809,281
Ecolab, Inc.	249,855	41,268,550
Linde PLC	534,537	161,430,174
		262,508,005
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	65,057	22,905,269
Vulcan Materials Co.	144,213	23,842,735
		46,748,004
Containers & Packaging - 0.6%
Aptargroup, Inc. (b)	71,535	7,708,612
Ball Corp.	351,981	25,842,445
Packaging Corp. of America	103,228	14,514,889
Sonoco Products Co. (b)	27,230	1,728,833
		49,794,779
TOTAL MATERIALS		359,050,788
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree Realty Corp.	77,467	6,165,599
American Tower Corp.	494,906	134,035,392
Crown Castle International Corp.	450,739	81,430,508
CubeSmart	237,785	10,907,198
Digital Realty Trust, Inc.	295,958	39,199,637
Equinix, Inc.	97,849	68,860,255
Equity Lifestyle Properties, Inc.	187,616	13,793,528
Essex Property Trust, Inc.	65,285	18,706,111
Extra Space Storage, Inc.	145,503	27,575,729
Mid-America Apartment Communities, Inc.	26,158	4,858,325
Public Storage	165,788	54,114,861
Realty Income Corp.	112,693	8,338,155
		467,985,298
UTILITIES - 4.8%
Electric Utilities - 3.1%
Alliant Energy Corp.	251,222	15,306,956
American Electric Power Co., Inc. (b)	547,327	53,944,549
Duke Energy Corp.	768,764	84,510,227
Evergy, Inc.	218,639	14,924,298
Eversource Energy	373,619	32,960,668
Hawaiian Electric Industries, Inc.	118,791	5,024,859
IDACORP, Inc. (b)	50,711	5,665,433
Pinnacle West Capital Corp.	122,603	9,007,642
Xcel Energy, Inc.	585,388	42,838,694
		264,183,326
Gas Utilities - 0.3%
Atmos Energy Corp. (b)	131,295	15,937,900
Southwest Gas Corp.	71,598	6,226,162
		22,164,062
Multi-Utilities - 1.4%
Ameren Corp.	279,944	26,068,385
CMS Energy Corp.	314,887	21,642,184
Consolidated Edison, Inc. (b)	384,425	38,161,870
WEC Energy Group, Inc.	342,788	35,584,822
		121,457,261
Water Utilities - 0.0%
American Water Works Co., Inc. (b)	27,505	4,275,377
TOTAL UTILITIES		412,080,026
TOTAL COMMON STOCKS (Cost $7,102,061,363)		8,618,257,742

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $695,796)	700,000	690,369

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e)	30,767,945	30,774,099
Fidelity Securities Lending Cash Central Fund 2.01% (e)(f)	314,954,274	314,985,770
TOTAL MONEY MARKET FUNDS (Cost $345,759,869)		345,759,869

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $7,448,517,028)	8,964,707,980
NET OTHER ASSETS (LIABILITIES) - (3.7)% (g)	(320,662,574)
NET ASSETS - 100.0%	8,644,045,406

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	93	Sep 2022	19,220,775	1,417,508	1,417,508
CME E-mini S&P MidCap 400 Index Contracts (United States)	26	Sep 2022	6,537,440	509,694	509,694

TOTAL FUTURES CONTRACTS					1,927,202
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $690,369.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $329,133 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	15,252,945	1,341,037,478	1,325,516,324	112,574	-	-	30,774,099	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	127,461,306	1,412,836,251	1,225,311,787	124,129	-	-	314,985,770	0.9%
Total	142,714,251	2,753,873,729	2,550,828,111	236,703	-	-	345,759,869

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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